Other equity - Summary of Hedge Reserve (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	₨ (1,086)
Ending balance	(5,224)	₨ (1,086)
Hedge reserve
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	(1,086)	(512)
OCI for the year	(4,072)	(636)
Attributable to non-controlling interests	(66)	62
Ending balance	₨ (5,224)	₨ (1,086)